NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	$ 23,001	$ 24,458	$ 23,996	$ 21,731	$ 21,434	$ 21,767
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	18,320		19,023
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	11,845		12,303
Preferred equity	11,845	12,708	12,303	11,644	11,604	11,100
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	57		59
Preferred equity	57	60	59	50	50	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	2,771		2,894
Preferred equity	2,771	2,923	2,894	2,439	2,466	2,721
BEPC exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	2,454		2,562
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	601		613
Preferred equity	601	619	613	624	617	609
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	592		592
Preferred equity	$ 592	$ 592	$ 592	$ 340	$ 0	$ 0